SunAmerica Strategic Investment Series, Inc.
SunAmerica LifeStage Funds

Supplement to the Statement of Additional Information dated
January 30, 2002


	The chart included in the section entitled "Additional information about the investment techniques of the SunAmerica
LifeStage Funds" - on page 2 of the Prospectus should be replaced in its entirety with the following:

The Funds invest in a combination of SunAmerica Mutual Funds
(the "Underlying Fund".) The following chart reflects the projected asset allocation ranges under normal market conditions for each Fund (as invested through the Underlying Funds.)


SunAmerica
Aggressive
Growth
LifeStage Fund

SunAmerica
Moderate
 Growth
LifeStage Fund

SunAmerica
Conservative
Growth
LifeStage Fund

Domestic
Equity
Securities


45%-85%


30%-75%


20%-65%

Foreign
Equity
Securities


10%-35%


7%-25%


5%-15%


Bonds


0%-20%


15%-45%


25%-75%


The Underlying Funds have been selected to represent a reasonable spectrum of investment options for each Fund. The Adviser has based the target investment percentage for each Fund on the degree to which the Adviser believes the Underlying Funds, in combination , to be appropriate for the Fund's investment objective. The Adviser may change these asset allocation ranges from time to time.




Dated: April 16, 2002